Property and Equipment, Net - Summary of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
At cost:
Property and equipment, gross	¥ 1,334,981	$ 190,900	¥ 1,370,250
Less: Accumulated depreciation	(1,143,918)	(163,578)	(1,166,201)
Property and equipment, net	191,063	27,322	204,049
Electronic Equipment [Member]
At cost:
Property and equipment, gross	688,243	98,418	757,326
Software [Member]
At cost:
Property and equipment, gross	607,210	86,830	559,914
Leasehold Improvements [Member]
At cost:
Property and equipment, gross	30,939	4,424	43,562
Motor Vehicles [Member]
At cost:
Property and equipment, gross	6,049	865	6,956
Office Equipment [Member]
At cost:
Property and equipment, gross	¥ 2,540	$ 363	¥ 2,492